Cover	Mar. 28, 2023
Cover [Abstract]
Entity Registrant Name	AEHR TEST SYSTEMS
Entity Central Index Key	0001040470
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 28, 2023
Entity File Number	000-22893
Entity Incorporation State Country Code	CA
Entity Tax Identification Number	94-2424084
Entity Address Address Line 1	400 KATO TERRACE
Entity Address City Or Town	FREMONT
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94539
City Area Code	510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	623-9400
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AEHR
Security Exchange Name	NASDAQ